SIGNIFICANT ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACQUISITIONS [Abstract]
Summary of Allocation of Assets Acquired and Liablities Assumed in Acquisition

The following  table presents the allocation of the purchase price to the assets acquired and  liabilities  assumed,  based on their fair values at June 30, 2013 and September 1, 2013, respectively:

                  Purchase price:

                  Oil and gas properties                $4,151,459

                  Liabilities assumed                   $  281,962

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                  Total consideration                   $3,869,497

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